UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

Gotham Enhanced 500 ETF (GSPY)

Gotham 1000 Value ETF (GVLU)

Annual Report

September 30, 2022

of

Tidal ETF Trust

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Gotham ETFs

Gotham ETFs

1

Gotham Enhanced 500 ETF (“GSPY”)

•GSPY is an actively-managed exchange-traded fund (“ETF”) that buys all 500 stocks in the S&P 500® Index but reweights them, buying more of the ones we think are cheaper and less of the ones we believe are more expensive. Gotham’s investment process puts an emphasis on companies with strong cash flow generation and operating fundamentals.

•GSPY currently1 trades at 15x Gotham’s proprietary free cash flow yield (vs. 20x for the S&P 500® Index) and earns higher returns on tangible capital than the benchmark.

•As of 9/30/22, the five largest positions in the strategy were AAPL, MSFT, AMZN, GOOGL and META. The strategy was overweight Health Care, Communication Services, Energy and Information Technology, and underweight the rest of the sectors.

•Over the trailing 12 months ending 9/30/22, GSPY returned -14.62%, whereas the S&P 500® Index returned -15.47% over the same time period.

•GSPY is nearing $300mm2 in assets and we are excited about the opportunity set for our first ETF.

•Top contributors and detractors (where applicable) by sector and stock positions are below:

Sector Contributors/Detractors

	Average Contribution	Average Exposure
Largest Contributors
Energy	1.65%	4.48%
Health Care	0.65%	15.10%
Largest Detractors
Communication Services	-5.38%	11.66%
Information Technology	-5.24%	28.46%

Stock Contributors/Detractors

	Average Contribution	Average Exposure
Largest Contributors
Exxon Mobil Corp.	0.43%	1.01%
Unitedhealth Group, Inc.	0.34%	1.20%
Largest Detractors
Meta Platforms, Inc.	-2.04%	2.43%
Amazon.com, Inc.	-1.56%	4.47%

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The risks of investing in GSPY and GVLU are described in their prospectuses.

1As of 11/2/2022. Companies for which there is not applicable data to calculate Gotham’s proprietary free cash flow yield, primarily financial companies, have been excluded.

2$282mm as of 11/2/2022

SHAREHOLDER LETTER

Gotham ETFs

2

Gotham 1000 Value ETF (“GVLU”)

•GVLU is an actively-managed ETF consisting of 400-600 securities selected from a universe of the largest 1,400 U.S. securities, weighted towards those stocks priced at the largest discount to Gotham’s assessment of value. Gotham’s investment process puts an emphasis on companies with strong cash flow generation and operating fundamentals.

•GVLU has a position weighted Gotham proprietary free cash flow yield of 13.21% that is roughly double the Russell 1000 Index with incrementally better operating fundamentals.

•Since inception on 6/7/2022 through 9/30/22, GVLU returned -16.58%, whereas the Russell 1000 Value Index returned -14.53% over the same time period.

•GVLU is nearing $40mm1 in assets and we are excited about the opportunity set for this “deep” value-oriented ETF.

•Top contributors and detractors (where applicable) by sector and stock positions are below:

Sector Contributors/Detractors

	Average Contribution	Average Exposure
Largest Contributors
No sector was a contributor for the period.
Largest Detractors
Materials	-2.70%	11.62%
Financials	-1.78%	16.09%

Stock Contributors/Detractors

	Average Contribution	Average Exposure
Largest Contributors
Regeneron Pharmaceuticals, Inc.	0.09%	0.52%
Dick’s Sporting Goods, Inc.	0.08%	0.23%
Largest Detractors
Matson, Inc.	-0.17%	0.45%
Western Digital, Corp.	-0.16%	0.30%

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The risks of investing in GSPY and GVLU are described in their prospectuses.

1$38.6mm as of 11/2/2022

SHAREHOLDER LETTER (Continued)

Gotham ETFs

3

Important Information

The Gotham Enhanced 500 ETF (GSPY) compares its performance to the S&P 500® Index. The Gotham 1000 Value ETF (GVLU) compares its performance to the Russell 1000 Value Index. Returns for both indexes include the reinvestment of income. An index does not reflect operational and transactional costs which apply to an ETF. It is not possible to invest directly in an index.

The S&P 500® Index is a commonly followed equity index and is generally considered a barometer of the U.S. equity market. The Russell 1000 Index tracks the performance of the largest 1,000 U.S. public companies. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower predicted and historical growth rates.

There is no guarantee that either Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are newer and have limited operating histories. You can lose money on your investment in the Fund(s). Diversification does not ensure profit or protect against loss in declining markets. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

“Gotham free cash flow yield” and “Gotham return on tangible capital estimates” are based on Gotham’s proprietary methodology and are used to compare companies in a consistently meaningful way. Gotham’s analyst team uses some discretion in calculating a company’s pre-tax cash flow, return on capital as well as enterprise value. This information is updated throughout the year to account for company performance. The metrics for any one company or portfolio can change daily to reflect either new information and/or changing stock price. The aggregate cash flow and return on capital metrics combine the metrics for the individual companies held by the Fund or index. Gotham free cash flow yield and Gotham return on tangible capital are position-weighted averages that take each company’s Gotham free cash flow yield or Gotham return on tangible capital divided by its adjusted enterprise value. Gotham free cash flow yield and Gotham return on tangible capital do not represent income received by the Funds, nor income received by shareholders in the Funds.

Gotham ETFs are distributed by Foreside Fund Services, LLC.

4

Gotham Enhanced 500 ETF

PERFORMANCE DATA at September 30, 2022 (Unaudited)

Average Total Returns for the Periods Ended September 30, 2022	1 Year	Since Inception (12/28/20) (Annualized)
Gotham Enhanced 500 ETF - NAV	-14.62%	-0.78%
Gotham Enhanced 500 ETF - Market	-14.69%	-0.74%
S&P 500® Total Return Index	-15.47%	-0.83%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 28, 2020 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect for the NAV return. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Gotham Enhanced 500 ETF (the “Fund”) may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 998-4779. The Fund’s gross expense ratio is 0.65% and net expense ratio is 0.50% as of the Fund’s prospectus dated January 28, 2022. The Fund’s investment adviser has agreed to waive a portion of its management fees for the Fund to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver to 0.50% until at least December 31, 2023.

5

Gotham 1000 Value ETF

5

PERFORMANCE DATA at September 30, 2022 (Unaudited)

$11,000
$10,000
$9,000
$8,000
6/7/2022
6/30/2022
7/31/2022
8/31/2022
9/30/2022
Gotham 1000 Value ETF - NAV
Gotham 1000 Value ETF - Market
Russell 1000 Total Return
Russell 1000 Value Total Return

Average Total Returns for the Periods Ended September 30, 2022	3 Month(1)	Since Inception (6/7/22)(1)
Gotham 1000 Value ETF - NAV	-5.11%	-16.58%
Gotham 1000 Value ETF - Market	-5.07%	-16.56%
Russell 1000 Total Return Index	-4.61%	-13.37%
Russell 1000 Value Total Return Index	-5.62%	-14.53%

(1)Not annualized.

This chart illustrates the performance of a hypothetical $10,000 investment made on June 7, 2022 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect for the NAV return. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Gotham 1000 Value ETF (the “Fund”) may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 998-4779. The Fund’s gross expense ratio is 0.65% and net expense ratio is 0.50% as of the Fund’s prospectus dated June 3, 2022. The Fund’s investment adviser has agreed to waive a portion of its management fees for the Fund to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver to 0.50% until at least January 31, 2024.

Gotham Enhanced 500 ETF

6

The accompanying notes are an integral part of these financial statements.

Sector:	% of Net Assets
Consumer, Non-Cyclical	24.0%
Technology	23.1
Communications	16.8
Financial	10.6
Consumer, Cyclical	8.3
Industrial	7.0
Energy	6.3
Basic Materials	2.1
Utilities	1.5
Cash & Cash Equivalents(1)	0.3
Total	100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

PORTFOLIO ALLOCATIONS at September 30, 2022 (Unaudited)

Gotham 1000 Value ETF

7

The accompanying notes are an integral part of these financial statements.

Sector:	% of Net Assets
Consumer, Non-Cyclical	19.2%
Financial	16.6
Energy	14.5
Industrial	12.3
Consumer, Cyclical	11.6
Basic Materials	11.0
Technology	6.9
Communications	6.0
Utilities	1.6
Cash & Cash Equivalents(1)	0.3
Total	100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

PORTFOLIO ALLOCATIONS at September 30, 2022 (Unaudited)

Gotham Enhanced 500 ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7%

Advertising — 0.2%
The Interpublic Group of Companies, Inc.	8,209	$210,150
Omnicom Group, Inc. (1)	4,223	266,429
		476,579
Aerospace & Defense — 1.3%
The Boeing Co. (2)	1,478	178,956
General Dynamics Corp.	5,718	1,213,188
Howmet Aerospace, Inc.	1,064	32,909
L3Harris Technologies, Inc.	535	111,189
Lockheed Martin Corp.	2,522	974,223
Northrop Grumman Corp.	1,255	590,252
Raytheon Technologies Corp.	3,638	297,807
Teledyne Technologies, Inc. (2)	113	38,134
TransDigm Group, Inc. (1)	135	70,851
		3,507,509
Agriculture — 1.7%
Altria Group, Inc.	39,542	1,596,706
Archer-Daniels-Midland Co.	12,108	974,088
Philip Morris International, Inc.	23,979	1,990,497
		4,561,291
Airlines — 0.1%
Alaska Air Group, Inc. (2)	309	12,097
American Airlines Group, Inc. (1)(2)	1,633	19,661
Delta Air Lines, Inc. (2)	1,592	44,672
Southwest Airlines Co. (2)	1,441	44,440
United Airlines Holdings, Inc. (2)	807	26,252
		147,122
Apparel — 0.2%
Nike, Inc. - Class B	3,888	323,171
Ralph Lauren Corp.	193	16,391
Tapestry, Inc. (1)	5,844	166,145
VF Corp.	1,098	32,841
		538,548
Auto Manufacturers — 2.2%
Cummins, Inc.	398	80,997
Ford Motor Co.	81,639	914,357
General Motors Co.	11,789	378,309
PACCAR, Inc.	849	71,053
Tesla, Inc. (2)	16,525	4,383,256
		5,827,972
Auto Parts & Equipment — 0.1%
Aptiv PLC (2)	666	52,088
BorgWarner, Inc.	2,507	78,720
		130,808

	Shares	Value
Common Stocks — 99.7% (Continued)

Banks — 2.0%
Bank of America Corp.	21,483	$648,787
The Bank of New York Mellon Corp.	1,963	75,615
Citigroup, Inc.	5,277	219,893
Citizens Financial Group, Inc.	1,204	41,369
Comerica, Inc.	318	22,610
Fifth Third Bancorp	1,687	53,916
First Republic Bank	479	62,533
The Goldman Sachs Group, Inc.	944	276,639
Huntington Bancshares, Inc.	3,504	46,183
JPMorgan Chase & Co.	21,657	2,263,156
KeyCorp	2,265	36,285
M&T Bank Corp.	427	75,289
Morgan Stanley	4,868	384,621
Northern Trust Corp.	507	43,379
The PNC Financial Services Group, Inc.	1,115	166,603
Regions Financial Corp.	2,452	49,212
Signature Bank	152	22,952
State Street Corp.	893	54,303
SVB Financial Group (2)	150	50,367
Truist Financial Corp.	3,297	143,551
U.S. Bancorp	4,012	161,764
Wells Fargo & Co.	10,703	430,475
Zions Bancorp N.A.	367	18,666
		5,348,168
Beverages — 1.4%
Brown-Forman Corp. - Class B	1,167	77,687
The Coca-Cola Co.	45,653	2,557,481
Constellation Brands, Inc. - Class A	520	119,434
Keurig Dr Pepper, Inc. (1)	3,441	123,257
Molson Coors Brewing Co. - Class B	599	28,746
Monster Beverage Corp. (2)	1,301	113,135
PepsiCo, Inc.	3,890	635,081
		3,654,821
Biotechnology — 3.1%
Amgen, Inc.	8,095	1,824,613
Biogen, Inc. (2)	2,958	789,786
Bio-Rad Laboratories, Inc. - Class A (2)	72	30,034
Corteva, Inc.	2,032	116,129
Gilead Sciences, Inc.	28,665	1,768,344
Illumina, Inc. (2)	1,272	242,685
Incyte Corp. (2)	1,794	119,552

SCHEDULE OF INVESTMENTS at September 30, 2022

Gotham Enhanced 500 ETF

9

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Biotechnology — 3.1% (Continued)
Moderna, Inc. (2)	8,112	$959,244
Regeneron Pharmaceuticals, Inc. (2)	970	668,204
Vertex Pharmaceuticals, Inc. (2)	5,199	1,505,318
		8,023,909
Building Materials — 0.4%
Carrier Global Corp.	17,614	626,354
Fortune Brands Home & Security, Inc.	371	19,919
Johnson Controls International PLC	1,945	95,733
Martin Marietta Materials, Inc.	151	48,636
Masco Corp.	4,580	213,840
Mohawk Industries, Inc. (2)	178	16,232
Vulcan Materials Co.	323	50,940
		1,071,654
Chemicals — 1.3%
Air Products and Chemicals, Inc.	543	126,372
Albemarle Corp.	294	77,745
Celanese Corp.	2,200	198,748
CF Industries Holdings, Inc.	4,722	454,493
Dow, Inc.	14,937	656,182
DuPont de Nemours, Inc.	1,415	71,316
Eastman Chemical Co.	2,493	177,128
Ecolab, Inc.	694	100,227
FMC Corp.	356	37,629
International Flavors & Fragrances, Inc.	626	56,860
Linde PLC	1,421	383,087
LyondellBasell Industries NV - Class A	6,859	516,346
The Mosaic Co.	7,342	354,839
PPG Industries, Inc.	571	63,204
The Sherwin-Williams Co.	642	131,450
		3,405,626
Commercial Services — 1.0%
Automatic Data Processing, Inc.	2,116	478,618
Cintas Corp.	251	97,436
CoStar Group, Inc. (2)	959	66,794
Equifax, Inc.	302	51,772
FleetCor Technologies, Inc. (2)	215	37,876
Gartner, Inc. (2)	225	62,255
Global Payments, Inc.	701	75,743
MarketAxess Holdings, Inc.	93	20,692
Moody’s Corp.	518	125,931
Nielsen Holdings PLC	5,656	156,784
PayPal Holdings, Inc. (2)	10,294	886,005

	Shares	Value
Common Stocks — 99.7% (Continued)

Commercial Services — 1.0% (Continued)
Quanta Services, Inc.	351	$44,714
Robert Half International, Inc.	2,287	174,955
Rollins, Inc.	1,195	41,443
S&P Global, Inc.	862	263,212
United Rentals, Inc. (2)	174	47,001
Verisk Analytics, Inc.	402	68,553
		2,699,784
Computers — 9.0%
Accenture PLC - Class A	12,841	3,303,989
Apple, Inc.	130,281	18,004,834
Cognizant Technology Solutions Corp. - Class A	4,188	240,559
DXC Technology Co. (2)	5,539	135,595
EPAM Systems, Inc. (2)	464	168,056
Fortinet, Inc. (2)	1,994	97,965
Hewlett Packard Enterprise Co.	3,155	37,797
HP, Inc.	24,416	608,447
International Business Machines Corp.	2,546	302,490
Leidos Holdings, Inc.	340	29,740
NetApp, Inc.	4,483	277,274
Seagate Technology Holdings PLC	3,758	200,038
Western Digital Corp. (2)	6,371	207,376
		23,614,160
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	2,358	165,650
The Estee Lauder Companies, Inc. - Class A	877	189,344
The Procter & Gamble Co.	8,587	1,084,109
		1,439,103
Distribution & Wholesale — 0.2%
Copart, Inc. (2)	577	61,393
Fastenal Co.	1,417	65,238
LKQ Corp.	5,616	264,794
Pool Corp. (1)	99	31,503
W.W. Grainger, Inc.	399	195,187
		618,115
Diversified Financial Services — 4.0%
American Express Co.	1,842	248,504
Ameriprise Financial, Inc.	306	77,097
BlackRock, Inc.	3,112	1,712,471
Capital One Financial Corp.	1,085	100,004
Cboe Global Markets, Inc.	257	30,164
The Charles Schwab Corp.	5,286	379,905
CME Group, Inc.	1,002	177,484

Gotham Enhanced 500 ETF

10

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Diversified Financial Services — 4.0% (Continued)
Discover Financial Services	685	$62,280
Franklin Resources, Inc. (1)	10,615	228,435
Intercontinental Exchange, Inc.	11,339	1,024,479
Invesco Ltd. (1)	9,435	129,260
Mastercard, Inc. - Class A	7,779	2,211,881
Nasdaq, Inc.	9,984	565,893
Raymond James Financial, Inc.	566	55,932
Synchrony Financial	1,224	34,505
T. Rowe Price Group, Inc. (1)	4,684	491,867
Visa, Inc. - Class A (1)	16,740	2,973,861
		10,504,022
Electric — 1.5%
The AES Corp.	1,887	42,646
Alliant Energy Corp.	609	32,271
Ameren Corp.	669	53,888
American Electric Power Co., Inc.	1,261	109,014
CenterPoint Energy, Inc.	1,553	43,764
CMS Energy Corp.	714	41,583
Consolidated Edison, Inc.	868	74,440
Constellation Energy Corp.	6,610	549,886
Dominion Energy, Inc.	2,212	152,871
DTE Energy Co.	547	62,932
Duke Energy Corp.	1,890	175,808
Edison International	945	53,468
Entergy Corp.	500	50,315
Evergy, Inc.	561	33,323
Eversource Energy	844	65,798
Exelon Corp.	20,136	754,295
FirstEnergy Corp.	1,393	51,541
NextEra Energy, Inc.	4,778	374,643
NRG Energy, Inc.	4,856	185,839
Pinnacle West Capital Corp.	278	17,934
PPL Corp.	2,067	52,398
Public Service Enterprise Group, Inc.	7,371	414,471
Sempra Energy	787	118,003
The Southern Co.	2,612	177,616
WEC Energy Group, Inc.	776	69,398
Xcel Energy, Inc.	1,336	85,504
		3,843,649
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	611	69,293
Emerson Electric Co.	1,600	117,152
Generac Holdings, Inc. (1)(2)	155	27,612
		214,057

	Shares	Value
Common Stocks — 99.7% (Continued)

Electronics — 0.8%
Agilent Technologies, Inc.	735	$89,339
Allegion PLC	240	21,523
Amphenol Corp. - Class A	11,790	789,459
Fortive Corp.	2,876	167,671
Garmin Ltd.	468	37,585
Honeywell International, Inc.	1,903	317,744
Keysight Technologies, Inc. (2)	440	69,238
Mettler-Toledo International, Inc. (2)	55	59,627
TE Connectivity Ltd.	3,917	432,280
Trimble, Inc. (2)	627	34,027
		2,018,493
Energy — Alternate Sources - 0.1%
Enphase Energy, Inc. (2)	328	91,010
SolarEdge Technologies, Inc. (2)	449	103,926
		194,936
Engineering & Construction — 0.0% (4)
Jacobs Solutions, Inc.	361	39,165

Entertainment — 0.0% (4)
Caesars Entertainment, Inc. (2)	548	17,678
Live Nation Entertainment, Inc. (2)	567	43,115
		60,793
Environmental Control — 0.2%
Pentair PLC	3,346	135,948
Republic Services, Inc.	783	106,520
Waste Management, Inc.	1,020	163,414
		405,882
Food — 1.1%
Campbell Soup Co.	847	39,911
Conagra Brands, Inc.	1,166	38,047
General Mills, Inc.	12,255	938,855
The Hershey Co.	583	128,534
Hormel Foods Corp.	1,336	60,708
The J.M. Smucker Co.	267	36,688
Kellogg Co.	2,955	205,845
The Kraft Heinz Co.	3,754	125,196
The Kroger Co.	7,129	311,894
Lamb Weston Holdings, Inc.	354	27,392
McCormick & Co., Inc.	669	47,680
Mondelez International, Inc. - Class A	6,413	351,625
Sysco Corp.	1,261	89,165
Tyson Foods, Inc. - Class A	8,070	532,055
		2,933,595

Gotham Enhanced 500 ETF

11

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Forest Products & Paper — 0.1%
International Paper Co.	8,070	$255,819

Gas — 0.0% (4)
Atmos Energy Corp.	345	35,138
NiSource, Inc.	1,003	25,266
		60,404
Hand & Machine Tools — 0.0% (4)
Snap-on, Inc.	150	30,203
Stanley Black & Decker, Inc.	388	29,181
		59,384
Healthcare — Products — 2.4%
Abbott Laboratories	16,328	1,579,897
ABIOMED, Inc. (2)	111	27,268
Align Technology, Inc. (2)	191	39,558
Baxter International, Inc.	1,226	66,032
Bio-Techne Corp.	95	26,980
Boston Scientific Corp. (2)	3,499	135,516
The Cooper Companies, Inc.	843	222,468
Danaher Corp.	5,889	1,521,070
DENTSPLY SIRONA, Inc.	4,406	124,910
Edwards Lifesciences Corp. (2)	1,507	124,523
Henry Schein, Inc. (2)	339	22,296
Hologic, Inc. (2)	705	45,487
IDEXX Laboratories, Inc. (2)	204	66,463
Intuitive Surgical, Inc. (2)	872	163,448
Medtronic PLC	13,523	1,091,982
PerkinElmer, Inc.	306	36,821
ResMed, Inc.	355	77,497
STERIS PLC	243	40,406
Stryker Corp.	931	188,565
Teleflex, Inc.	115	23,168
Thermo Fisher Scientific, Inc.	1,025	519,870
Waters Corp. (2)	149	40,160
West Pharmaceutical Services, Inc.	180	44,294
Zimmer Biomet Holdings, Inc.	510	53,321
		6,282,000
Healthcare — Services — 3.2%
Catalent, Inc. (2)	435	31,477
Centene Corp. (2)	11,732	912,867
Charles River Laboratories International, Inc. (2)	124	24,403
DaVita, Inc. (1)(2)	1,013	83,846
Elevance Health, Inc.	4,554	2,068,609
HCA Healthcare, Inc.	981	180,298
Humana, Inc.	307	148,953

	Shares	Value
Common Stocks — 99.7% (Continued)

Healthcare — Services — 3.2% (Continued)
IQVIA Holdings, Inc. (2)	460	$83,324
Laboratory Corp. of America Holdings	1,934	396,103
Molina Healthcare, Inc. (2)	143	47,167
Quest Diagnostics, Inc.	2,449	300,468
UnitedHealth Group, Inc.	8,227	4,154,964
Universal Health Services, Inc. - Class B	206	18,165
		8,450,644
Home Builders — 0.1%
D.R. Horton, Inc.	851	57,315
Lennar Corp. - Class A (1)	2,357	175,714
NVR, Inc. (2)	9	35,884
PulteGroup, Inc.	585	21,937
		290,850
Home Furnishings — 0.1%
Whirlpool Corp.	1,197	161,368

Household Products & Wares — 0.1%
Avery Dennison Corp.	228	37,096
Church & Dwight Co., Inc.	629	44,936
The Clorox Co.	301	38,645
Kimberly-Clark Corp.	851	95,771
		216,448
Housewares — 0.0% (4)
Newell Brands, Inc.	1,141	15,848

Insurance — 2.8%
Aflac, Inc.	1,670	93,854
The Allstate Corp. (1)	723	90,035
American International Group, Inc.	2,179	103,459
Aon PLC	604	161,794
Arthur J. Gallagher & Co.	572	97,938
Assurant, Inc.	140	20,338
Berkshire Hathaway, Inc. - Class B (2)	20,169	5,385,526
Brown & Brown, Inc.	798	48,263
Chubb Ltd.	1,155	210,071
Cincinnati Financial Corp.	391	35,022
Everest Re Group Ltd.	95	24,932
Globe Life, Inc.	241	24,028
The Hartford Financial Services Group, Inc.	816	50,543
Lincoln National Corp.	421	18,486
Loews Corp.	598	29,804

Gotham Enhanced 500 ETF

12

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Insurance — 2.8% (Continued)
Marsh & McLennan Companies, Inc.	1,416	$211,395
MetLife, Inc.	2,189	133,047
Principal Financial Group, Inc.	611	44,084
The Progressive Corp.	1,444	167,807
Prudential Financial, Inc. (1)	918	78,746
The Travelers Companies, Inc.	627	96,056
W.R. Berkley Corp.	3,434	221,768
Willis Towers Watson PLC	300	60,282
		7,407,278
Internet — 11.6%
Alphabet, Inc. - Class A (2)	116,446	11,138,060
Amazon.com, Inc. (2)	98,911	11,176,943
Booking Holdings, Inc. (2)	100	164,321
CDW Corp.	329	51,350
eBay, Inc.	13,325	490,493
Etsy, Inc. (1)(2)	315	31,541
Expedia Group, Inc. - Class A (1)(2)	398	37,288
F5, Inc. (2)	1,227	177,584
Match Group, Inc. (2)	701	33,473
Meta Platforms, Inc. - Class A (2)	41,279	5,600,735
Netflix, Inc. (1)(2)	3,582	843,346
NortonLifeLock, Inc.	1,699	34,218
Twitter, Inc. (1)(2)	6,170	270,493
VeriSign, Inc. (2)	2,227	386,830
		30,436,675
Iron & Steel — 0.3%
Nucor Corp. (1)	6,291	673,074

Leisure Time — 0.0% (4)
Carnival Corp. (1)(2)	2,880	20,246
Norwegian Cruise Line Holdings Ltd. (1)(2)	1,086	12,337
Royal Caribbean Cruises Ltd. (1)(2)	665	25,204
		57,787
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	702	84,675
Las Vegas Sands Corp. (2)	1,918	71,963
Marriott International, Inc. - Class A	812	113,794
MGM Resorts International	9,127	271,255
Wynn Resorts Ltd. (2)	281	17,711
		559,398
Machinery — Construction & Mining — 0.1%
Caterpillar, Inc.	1,482	243,167

	Shares	Value
Common Stocks — 99.7% (Continued)

Machinery — Diversified — 0.2%
Deere & Co. (1)	759	$253,423
Dover Corp.	399	46,515
IDEX Corp.	187	37,372
Ingersoll Rand, Inc.	1,107	47,889
Nordson Corp. (1)	146	30,991
Otis Worldwide Corp.	1,191	75,986
Rockwell Automation, Inc.	282	60,661
Westinghouse Air Brake Technologies Corp. (1)	445	36,201
Xylem, Inc.	437	38,176
		627,214
Media — 1.9%
Charter Communications, Inc. - Class A (1)(2)	3,476	1,054,445
Comcast Corp. - Class A	90,875	2,665,364
DISH Network Corp. - Class A (1)(2)	1,385	19,154
FactSet Research Systems, Inc.	92	36,810
Fox Corp. - Class A	11,319	347,267
News Corp. - Class A	12,045	182,000
Paramount Global - Class B (1)	13,177	250,890
The Walt Disney Co. (2)	4,536	427,881
Warner Bros Discovery, Inc. (2)	6,683	76,854
		5,060,665
Mining — 0.4%
Freeport-McMoRan, Inc. (1)	29,462	805,196
Newmont Corp.	8,131	341,746
		1,146,942
Miscellaneous Manufacturers — 1.5%
3M Co.	12,090	1,335,945
A.O. Smith Corp.	1,495	72,627
Eaton Corp. PLC	1,096	146,162
General Electric Co.	22,668	1,403,376
Illinois Tool Works, Inc.	1,559	281,633
Parker-Hannifin Corp.	2,616	633,883
Textron, Inc.	599	34,898
Trane Technologies PLC	654	94,706
		4,003,230
Office & Business Equipment — 0.1%
Zebra Technologies Corp. - Class A (2)	1,081	283,233

Oil & Gas — 6.1%
APA Corp.	7,335	250,784
Chevron Corp.	17,972	2,582,037
ConocoPhillips	26,230	2,684,378
Coterra Energy, Inc.	2,021	52,789

Gotham Enhanced 500 ETF

13

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Oil & Gas — 6.1% (Continued)
Devon Energy Corp.	13,444	$808,388
Diamondback Energy, Inc.	3,661	441,004
EOG Resources, Inc.	1,656	185,025
Exxon Mobil Corp.	37,491	3,273,339
Hess Corp. (1)	771	84,031
Marathon Oil Corp.	15,769	356,064
Marathon Petroleum Corp.	12,451	1,236,758
Occidental Petroleum Corp.	19,785	1,215,788
Phillips 66	9,807	791,621
Pioneer Natural Resources Co.	4,937	1,069,009
Valero Energy Corp.	8,284	885,145
		15,916,160
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,519	52,798
Halliburton Co.	2,341	57,635
Schlumberger NV	3,503	125,758
		236,191
Packaging & Containers — 0.3%
Amcor PLC	30,075	322,705
Ball Corp. (1)	787	38,028
Packaging Corp. of America	1,895	212,790
Sealed Air Corp.	412	18,338
Westrock Co.	5,143	158,867
		750,728
Pharmaceuticals — 9.4%
AbbVie, Inc.	23,562	3,162,256
AmerisourceBergen Corp.	4,247	574,747
Becton Dickinson and Co.	700	155,981
Bristol-Myers Squibb Co.	25,022	1,778,814
Cardinal Health, Inc.	5,533	368,940
Cigna Corp.	6,703	1,859,881
CVS Health Corp.	30,024	2,863,389
Dexcom, Inc. (2)	953	76,755
Eli Lilly & Co.	2,498	807,728
Johnson & Johnson	24,141	3,943,674
McKesson Corp.	3,459	1,175,610
Merck & Co., Inc.	44,165	3,803,490
Organon & Co.	692	16,193
Pfizer, Inc.	84,979	3,718,681
Viatris, Inc.	24,620	209,762
Zoetis, Inc.	1,168	173,203
		24,689,104
Pipelines — 0.1%
Kinder Morgan, Inc.	5,896	98,109
ONEOK, Inc.	1,263	64,716

	Shares	Value
Common Stocks — 99.7% (Continued)

Pipelines — 0.1% (Continued)
The Williams Companies, Inc.	3,193	$91,416
		254,241
Real Estate — 0.0% (4)
CBRE Group, Inc. - Class A (2)	932	62,919

Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	1,750	245,332
American Tower Corp.	3,765	808,345
AvalonBay Communities, Inc.	340	62,625
Boston Properties, Inc.	381	28,564
Camden Property Trust	280	33,446
Crown Castle, Inc.	3,502	506,214
Digital Realty Trust, Inc.	691	68,533
Duke Realty Corp.	1,081	52,104
Equinix, Inc.	221	125,714
Equity Residential	913	61,372
Essex Property Trust, Inc.	159	38,515
Extra Space Storage, Inc.	377	65,112
Federal Realty Investment Trust	196	17,664
Healthpeak Properties, Inc.	1,311	30,048
Host Hotels & Resorts, Inc.	1,811	28,759
Invitation Homes, Inc.	1,478	49,912
Iron Mountain, Inc. (1)	706	31,043
Kimco Realty Corp.	1,611	29,658
Mid-America Apartment Communities, Inc.	322	49,933
Prologis, Inc. (1)	8,695	883,412
Public Storage	492	144,063
Realty Income Corp. (1)	1,500	87,300
Regency Centers Corp.	418	22,509
SBA Communications Corp.	873	248,499
Simon Property Group, Inc. (1)	901	80,865
UDR, Inc.	789	32,909
Ventas, Inc.	972	39,045
VICI Properties, Inc. (1)	2,339	69,819
Vornado Realty Trust	477	11,047
Welltower, Inc. (1)	1,125	72,360
Weyerhaeuser Co.	15,395	439,681
		4,464,402
Retail — 5.1%
Advance Auto Parts, Inc. (1)	170	26,578
AutoZone, Inc. (2)	265	567,611
Bath & Body Works, Inc. (1)	5,178	168,803
Best Buy Co., Inc.	5,446	344,950

Gotham Enhanced 500 ETF

14

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Retail — 5.1% (Continued)
CarMax, Inc. (1)(2)	394	$26,012
Chipotle Mexican Grill, Inc. (1)(2)	67	100,685
Costco Wholesale Corp.	1,097	518,080
Darden Restaurants, Inc.	307	38,780
Dollar General Corp.	638	153,031
Dollar Tree, Inc. (2)	547	74,447
Domino’s Pizza, Inc.	89	27,608
Genuine Parts Co.	2,869	428,399
The Home Depot, Inc.	10,320	2,847,701
Lowe’s Companies, Inc.	11,243	2,111,548
McDonald’s Corp.	6,979	1,610,334
O’Reilly Automotive, Inc. (2)	180	126,603
Ross Stores, Inc.	1,184	99,776
Starbucks Corp.	8,003	674,333
Target Corp.	1,301	193,055
The TJX Companies, Inc.	3,280	203,754
Tractor Supply Co.	272	50,559
Ulta Beauty, Inc. (2)	145	58,172
Walgreens Boots Alliance, Inc.	17,548	551,007
Walmart, Inc. (1)	18,446	2,392,446
Yum! Brands, Inc.	805	85,604
		13,479,876
Semiconductors — 3.8%
Advanced Micro Devices, Inc. (2)	4,024	254,961
Analog Devices, Inc.	1,310	182,535
Applied Materials, Inc.	17,977	1,472,856
Broadcom, Inc.	1,924	854,275
Intel Corp.	11,599	298,906
KLA Corp.	1,141	345,301
Lam Research Corp.	1,322	483,852
Microchip Technology, Inc.	5,119	312,412
Micron Technology, Inc.	23,143	1,159,464
Monolithic Power Systems, Inc. (1)	113	41,064
NVIDIA Corp.	6,992	848,759
NXP Semiconductors NV	5,185	764,839
ON Semiconductor Corp. (1)(2)	1,079	67,254
Qorvo, Inc. (2)	2,197	174,464
QUALCOMM, Inc.	19,371	2,188,536
Skyworks Solutions, Inc.	454	38,713
Teradyne, Inc.	453	34,043
Texas Instruments, Inc.	2,519	389,891
		9,912,125
Shipbuilding — 0.0% (4)
Huntington Ingalls Industries, Inc.	99	21,929

	Shares	Value
Common Stocks — 99.7% (Continued)

Software — 10.2%
Activision Blizzard, Inc.	6,332	$470,721
Adobe, Inc. (2)	8,946	2,461,939
Akamai Technologies, Inc. (2)	399	32,048
ANSYS, Inc. (2)	704	156,077
Autodesk, Inc. (2)	1,746	326,153
Broadridge Financial Solutions, Inc.	287	41,420
Cadence Design Systems, Inc. (2)	2,196	358,892
Ceridian HCM Holding, Inc. (1)(2)	371	20,731
Citrix Systems, Inc.	308	32,032
Electronic Arts, Inc.	2,259	261,389
Fidelity National Information Services, Inc.	1,510	114,111
Fiserv, Inc. (2)	1,598	149,525
Intuit, Inc.	700	271,124
Jack Henry & Associates, Inc.	183	33,355
Microsoft Corp.	72,521	16,890,141
MSCI, Inc.	200	84,358
Oracle Corp.	23,916	1,460,550
Paychex, Inc.	6,685	750,124
Paycom Software, Inc. (2)	140	46,198
PTC, Inc. (1)(2)	285	29,811
Roper Technologies, Inc.	859	308,931
Salesforce, Inc. (2)	9,249	1,330,376
ServiceNow, Inc. (2)	1,626	613,994
Synopsys, Inc. (2)	1,238	378,221
Take-Two Interactive Software, Inc. (2)	1,347	146,823
Tyler Technologies, Inc. (2)	100	34,750
		26,803,794
Telecommunications — 3.1%
Arista Networks, Inc. (2)	777	87,715
AT&T, Inc.	69,235	1,062,065
Cisco Systems, Inc.	86,976	3,479,040
Corning, Inc.	14,523	421,457
Juniper Networks, Inc.	906	23,665
Lumen Technologies, Inc. (1)	7,967	58,000
Motorola Solutions, Inc.	472	105,714
T-Mobile US, Inc. (1)(2)	3,475	466,241
Verizon Communications, Inc.	60,705	2,304,969
		8,008,866
Toys, Games & Hobbies — 0.0% (4)
Hasbro, Inc.	339	22,855

Gotham Enhanced 500 ETF

15

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	320	$30,819
CSX Corp.	6,048	161,119
Expeditors International of Washington, Inc.	3,600	317,916
FedEx Corp.	5,255	780,210
J.B. Hunt Transport Services, Inc.	259	40,513
Norfolk Southern Corp.	1,183	248,016
Old Dominion Freight Line, Inc.	292	72,641
Union Pacific Corp.	12,039	2,345,438
United Parcel Service, Inc. - Class B (1)	8,825	1,425,590
		5,422,262
Water — 0.0% (4)
American Water Works Co., Inc.	441	57,401

Total Common Stock
(Cost $305,785,431)		261,674,042

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 2.775% (3)	451,698	451,698

Total Short-Term Investments
(Cost $451,698)		451,698

Investments Purchased With Collateral From Securities Lending — 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.210% (3)	10,143,857	10,143,857

Total Investments Purchased With Collateral From Securities Lending
(Cost $10,143,857)		10,143,857

Total Investments in Securities — 103.8%
(Cost $316,380,986)		272,269,597
Liabilities in excess of other assets — (3.8)%		(10,005,697)
Total Net Assets — 100.0%		$262,263,900

(1)This security or a portion of this security was out on loan as of September 30, 2022. Total loaned securities had a value of $9,786,802 or 3.7% of net assets as of September 30, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of September 30, 2022.

(4)Does not round to 0.1% or (0.1)%, as applicable.

Gotham 1000 Value ETF

16

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7%

Advertising — 0.5%
The Interpublic Group of Companies, Inc.	3,299	$84,454
Omnicom Group, Inc.	1,167	73,626
		158,080
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc. (1)	1,579	63,144
General Dynamics Corp.	334	70,865
L3Harris Technologies, Inc.	60	12,470
Lockheed Martin Corp.	237	91,551
Teledyne Technologies, Inc. (1)	81	27,335
		265,365
Agriculture — 1.4%
Altria Group, Inc.	3,293	132,971
Archer-Daniels-Midland Co.	1,236	99,436
Bunge Ltd.	1,964	162,168
Philip Morris International, Inc.	989	82,097
		476,672
Apparel — 0.4%
Capri Holdings Ltd. (1)	384	14,761
Steven Madden Ltd.	968	25,816
Tapestry, Inc.	2,844	80,855
		121,432
Auto Manufacturers — 0.3%
Cummins, Inc.	126	25,642
Ford Motor Co.	6,930	77,616
		103,258
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	3,131	105,703
BorgWarner, Inc.	2,939	92,285
Magna International, Inc.	384	18,209
		216,197
Banks — 2.6%
Ameris Bancorp	77	3,443
Bank of Montreal	1,019	89,305
The Bank of Nova Scotia	1,235	58,749
Bank OZK	108	4,272
Canadian Imperial Bank of Commerce	801	35,052
Citigroup, Inc.	1,882	78,423
Eastern Bankshares, Inc.	1,290	25,336
First BanCorp.	4,858	66,457
The Goldman Sachs Group, Inc.	46	13,480
Hancock Whitney Corp.	2,760	126,436
JPMorgan Chase & Co.	262	27,379

	Shares	Value
Common Stocks — 99.7% (Continued)

Banks — 2.6% (Continued)
KeyCorp	3,611	$57,848
PacWest Bancorp	1,364	30,826
Signature Bank	313	47,263
Synovus Financial Corp.	113	4,239
Truist Financial Corp.	965	42,016
U.S. Bancorp	405	16,330
UMB Financial Corp.	254	21,410
Umpqua Holdings Corp.	2,277	38,914
Wells Fargo & Co.	1,142	45,931
Western Alliance Bancorp	684	44,966
		878,075
Beverages — 0.5%
The Coca-Cola Co.	424	23,752
Coca-Cola Consolidated, Inc.	196	80,699
Molson Coors Brewing Co. - Class B	1,448	69,490
		173,941
Biotechnology — 3.6%
Amgen, Inc.	339	76,411
Biogen, Inc. (1)	369	98,523
Exelixis, Inc. (1)	8,536	133,844
Gilead Sciences, Inc.	1,901	117,273
Incyte Corp. (1)	1,421	94,695
Moderna, Inc. (1)	1,293	152,897
Regeneron Pharmaceuticals, Inc. (1)	263	181,173
United Therapeutics Corp. (1)	504	105,528
Vertex Pharmaceuticals, Inc. (1)	252	72,964
Vir Biotechnology, Inc. (1)	8,103	156,226
		1,189,534
Building Materials — 2.5%
Boise Cascade Co.	1,722	102,390
Builders FirstSource, Inc. (1)	2,318	136,577
Carrier Global Corp.	1,130	40,183
Eagle Materials, Inc.	786	84,243
Louisiana-Pacific Corp.	2,662	136,268
Masco Corp.	626	29,228
Owens Corning	1,573	123,653
Summit Materials, Inc. - Class A (1)	752	18,018
Trex Co., Inc. (1)	1,735	76,236
UFP Industries, Inc.	1,167	84,211
		831,007
Chemicals — 4.8%
Avient Corp.	1,130	34,239
Celanese Corp.	1,102	99,555

SCHEDULE OF INVESTMENTS at September 30, 2022

Gotham 1000 Value ETF

17

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Chemicals — 4.8% (Continued)
CF Industries Holdings, Inc.	1,831	$176,234
The Chemours Co.	1,569	38,676
Dow, Inc.	3,295	144,749
Eastman Chemical Co.	1,751	124,408
Huntsman Corp.	4,477	109,866
Linde PLC	187	50,413
LyondellBasell Industries NV - Class A	2,063	155,303
Methanex Corp.	2,568	81,842
The Mosaic Co.	2,899	140,109
Nutrien Ltd. (1)	1,648	137,410
Olin Corp.	3,190	136,787
Tronox Holdings PLC	3,081	37,742
Westlake Corp.	1,387	120,503
		1,587,836
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	896	122,609
Arch Resources, Inc. - Class A	646	76,615
		199,224
Commercial Services — 3.2%
AMN Healthcare Services, Inc. (1)	1,533	162,437
Booz Allen Hamilton Holding Corp.	167	15,422
Colliers International Group, Inc.	351	32,173
Euronet Worldwide, Inc. (1)	848	64,244
FleetCor Technologies, Inc. (1)	207	36,467
Gartner, Inc. (1)	55	15,218
Grand Canyon Education, Inc. (1)	1,580	129,955
Insperity, Inc.	244	24,910
John Wiley & Sons, Inc. - Class A	246	9,240
Korn Ferry	2,504	117,563
Nielsen Holdings PLC	591	16,382
Robert Half International, Inc.	1,603	122,629
Service Corp. International	1,665	96,137
TriNet Group, Inc. (1)	1,857	132,256
WEX, Inc. (1)	604	76,672
		1,051,705
Computers — 3.1%
Accenture PLC - Class A	122	31,390
Amdocs Ltd.	331	26,298
CACI International, Inc. - Class A (1)	369	96,331
CGI, Inc. (1)	1,311	98,640
Dell Technologies, Inc. - Class C	3,622	123,764

	Shares	Value
Common Stocks — 99.7% (Continued)

Computers — 3.1% (Continued)
DXC Technology Co. (1)	4,062	$99,438
Hewlett Packard Enterprise Co.	1,487	17,814
HP, Inc.	4,534	112,987
International Business Machines Corp.	433	51,445
KBR, Inc.	217	9,379
Maximus, Inc.	1,656	95,833
NCR Corp. (1)	142	2,699
NetApp, Inc.	632	39,089
Science Applications International Corp.	723	63,935
Seagate Technology Holdings PLC	949	50,515
Western Digital Corp. (1)	3,363	109,466
		1,029,023
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	110	7,728
The Procter & Gamble Co.	141	17,801
		25,529
Distribution & Wholesale — 0.5%
Copart, Inc. (1)	207	22,025
IAA, Inc. (1)	2,801	89,212
LKQ Corp.	1,392	65,633
		176,870
Diversified Financial Services — 5.1%
Affiliated Managers Group, Inc.	765	85,565
Ally Financial, Inc.	3,558	99,019
Ameriprise Financial, Inc.	11	2,771
Capital One Financial Corp.	1,225	112,908
Cohen & Steers, Inc.	541	33,883
Credit Acceptance Corp. (1)	121	52,998
Discover Financial Services	854	77,646
Enact Holdings, Inc.	1,570	34,807
Evercore, Inc. - Class A	1,206	99,193
Franklin Resources, Inc.	2,720	58,534
Houlihan Lokey, Inc.	623	46,962
Intercontinental Exchange, Inc.	350	31,623
Intercorp Financial Services, Inc.	340	6,820
Invesco Ltd.	5,941	81,392
Janus Henderson Group PLC	1,006	20,432
Moelis & Co. - Class A	1,725	58,322
Mr. Cooper Group, Inc. (1)	4,257	172,409
Nelnet, Inc. - Class A	824	65,253
OneMain Holdings, Inc.	2,929	86,464
PennyMac Financial Services, Inc.	137	5,877
Radian Group, Inc.	5,825	112,364

Gotham 1000 Value ETF

18

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)

Diversified Financial Services — 5.1% (Continued)
SEI Investments Co.	724	$35,512
SLM Corp.	3,201	44,782
Synchrony Financial	3,041	85,726
TPG, Inc.	1,421	39,561
Visa, Inc. - Class A	32	5,685
The Western Union Co.	10,681	144,194
		1,700,702
Electric — 1.3%
The AES Corp.	285	6,441
Exelon Corp.	4,423	165,686
NRG Energy, Inc.	3,928	150,324
Otter Tail Corp.	769	47,309
Public Service Enterprise Group, Inc.	743	41,779
TransAlta Corp.	2,852	25,183
		436,722
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	142	10,397
Littelfuse, Inc.	58	11,524
		21,921
Electronics — 1.2%
Atkore, Inc. (1)	1,400	108,934
Avnet, Inc.	443	16,001
Hubbell, Inc.	12	2,676
Jabil, Inc.	2,084	120,268
Sanmina Corp. (1)	978	45,066
Vishay Intertechnology, Inc.	6,425	114,301
Vontier Corp.	450	7,519
		414,765
Entertainment — 1.1%
International Game Technology PLC	2,673	42,233
Light & Wonder, Inc. (1)	1,675	71,824
Penn Entertainment, Inc. (1)	2,417	66,492
SeaWorld Entertainment, Inc. (1)	1,533	69,767
Vail Resorts, Inc.	429	92,510
Warner Music Group Corp. - Class A	521	12,092
		354,918
Environmental Control — 0.1%
Pentair PLC	521	21,168
Tetra Tech, Inc.	135	17,352
		38,520

	Shares	Value
Common Stocks — 99.7% (Continued)

Food — 2.8%
Albertsons Companies, Inc. - Class A	5,376	$133,647
Cal-Maine Foods, Inc.	1,341	74,546
Campbell Soup Co.	550	25,916
Conagra Brands, Inc.	671	21,895
General Mills, Inc.	180	13,790
Hormel Foods Corp.	221	10,042
Kellogg Co.	1,054	73,422
The Kraft Heinz Co.	2,624	87,510
The Kroger Co.	1,969	86,144
Mondelez International, Inc. - Class A	379	20,780
Pilgrim’s Pride Corp. (1)	5,685	130,869
Post Holdings, Inc. (1)	622	50,948
Sprouts Farmers Market, Inc. (1)	4,471	124,070
Tyson Foods, Inc. - Class A	1,275	84,061
		937,640
Forest Products & Paper — 0.8%
International Paper Co.	3,587	113,708
West Fraser Timber Co. Ltd.	1,952	141,500
		255,208
Gas — 0.3%
National Fuel Gas Co.	1,842	113,375

Hand & Machine Tools — 0.2%
Snap-on, Inc.	308	62,016

Healthcare – Products — 1.5%
Abbott Laboratories	349	33,769
The Cooper Companies, Inc.	138	36,418
DENTSPLY SIRONA, Inc.	2,496	70,762
Henry Schein, Inc. (1)	257	16,903
Hologic, Inc. (1)	2,506	161,687
Medtronic PLC	222	17,926
QIAGEN NV (1)	2,332	96,265
Teleflex, Inc.	132	26,593
Zimmer Biomet Holdings, Inc.	534	55,830
		516,153
Healthcare – Services — 1.8%
Amedisys, Inc. (1)	614	59,429
Centene Corp. (1)	913	71,041
Chemed Corp.	133	58,062
DaVita, Inc. (1)	762	63,071
Elevance Health, Inc.	63	28,617
Encompass Health Corp.	1,463	66,172

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

Gotham 1000 Value ETF

19

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)

Healthcare – Services — 1.8% (Continued)
Laboratory Corp. of America Holdings	515	$105,477
Molina Healthcare, Inc. (1)	92	30,345
Quest Diagnostics, Inc.	1,072	131,524
		613,738
Home Builders — 1.0%
LCI Industries	934	94,763
Skyline Champion Corp. (1)	1,856	98,127
Thor Industries, Inc.	2,150	150,457
		343,347
Home Furnishings — 0.7%
Dolby Laboratories, Inc. - Class A	843	54,921
Leggett & Platt, Inc.	731	24,284
Sonos, Inc. (1)	1,282	17,820
Whirlpool Corp.	951	128,204
		225,229
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	164	11,716
Kimberly-Clark Corp.	499	56,158
		67,874
Insurance — 4.6%
American Equity Investment Life Holding Co.	3,572	133,200
American International Group, Inc.	3,108	147,568
Axis Capital Holdings Ltd.	2,435	119,680
Brighthouse Financial, Inc. (1)	941	40,858
Chubb Ltd.	76	13,823
Cincinnati Financial Corp.	649	58,131
CNA Financial Corp.	1,410	52,029
Equitable Holdings, Inc.	2,244	59,129
Essent Group Ltd.	3,095	107,923
Fidelity National Financial, Inc.	3,078	111,424
First American Financial Corp.	1,876	86,484
Jackson Financial, Inc.	2,051	56,915
Loews Corp.	2,960	147,526
Manulife Financial Corp.	5,762	90,290
MGIC Investment Corp.	3,163	40,550
Old Republic International Corp.	260	5,442
Principal Financial Group, Inc.	1,861	134,271
Sun Life Financial, Inc.	1,585	63,020
W.R. Berkley Corp.	253	16,339
Willis Towers Watson PLC	265	53,249
		1,537,851

	Shares	Value
Common Stocks — 99.7% (Continued)

Internet — 0.8%
Alphabet, Inc. - Class A (1)	381	$36,443
CDW Corp.	130	20,290
eBay, Inc.	3,337	122,835
F5, Inc. (1)	22	3,184
Match Group, Inc. (1)	84	4,011
Meta Platforms, Inc. - Class A (1)	173	23,473
NortonLifeLock, Inc.	1,337	26,927
Ziff Davis, Inc. (1)	361	24,721
		261,884
Investment Companies — 1.0%
Blackstone Secured Lending Fund	1,333	30,312
FS KKR Capital Corp.	6,371	107,989
Main Street Capital Corp.	2,724	91,635
Prospect Capital Corp.	16,007	99,243
		329,179
Iron & Steel — 1.8%
Cleveland-Cliffs, Inc. (1)	6,187	83,339
Nucor Corp.	1,330	142,297
Reliance Steel & Aluminum Co.	568	99,065
Steel Dynamics, Inc.	2,078	147,434
United States Steel Corp.	7,362	133,399
		605,534
Lodging — 1.7%
Boyd Gaming Corp.	2,484	118,363
Choice Hotels International, Inc.	1,087	119,048
Hyatt Hotels Corp. - Class A (1)	1,505	121,845
Marriott International, Inc. - Class A	84	11,772
MGM Resorts International	2,723	80,927
Wyndham Hotels & Resorts, Inc.	2,005	123,007
		574,962
Machinery — Diversified — 0.9%
Crane Holdings Co.	1,284	112,401
Enovis Corp. (1)	2,838	130,747
Otis Worldwide Corp.	422	26,924
Westinghouse Air Brake Technologies Corp.	57	4,637
Zurn Elkay Water Solutions Corp.	1,650	40,425
		315,134
Media — 3.0%
Cable One, Inc.	144	122,839
Charter Communications, Inc. - Class A (1)	369	111,936
Comcast Corp. - Class A	4,339	127,263
Fox Corp. - Class A	3,174	97,378

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

Gotham 1000 Value ETF

20

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)

Media — 3.0% (Continued)
The New York Times Co. - Class A	1,002	$28,808
News Corp. - Class A	6,817	103,005
Nexstar Media Group, Inc.	753	125,638
Paramount Global - Class B	5,000	95,200
Sirius XM Holdings, Inc.	8,450	48,250
TEGNA, Inc.	7,425	153,549
		1,013,866
Metal Fabricate & Hardware — 0.5%
Mueller Industries, Inc.	2,946	175,110

Mining — 3.6%
Alcoa Corp.	3,242	109,126
Barrick Gold Corp.	8,943	138,617
Franco-Nevada Corp.	907	108,368
Freeport-McMoRan, Inc.	4,700	128,451
Newmont Corp.	2,631	110,581
Royal Gold, Inc.	272	25,519
Southern Copper Corp.	3,097	138,869
SSR Mining, Inc.	8,858	130,301
Teck Resources Ltd. - Class B	5,092	154,848
Yamana Gold, Inc.	36,954	167,402
		1,212,082
Miscellaneous Manufacturers — 1.2%
3M Co.	875	96,688
General Electric Co.	1,150	71,197
Hillenbrand, Inc.	2,470	90,698
Parker-Hannifin Corp.	330	79,962
Textron, Inc.	820	47,773
		386,318
Office & Business Equipment — 0.0% (3)
Zebra Technologies Corp. - Class A (1)	60	15,721

Oil & Gas — 12.4%
Antero Resources Corp. (1)	4,062	124,013
APA Corp.	3,883	132,760
Canadian Natural Resources Ltd.	3,365	156,708
Cenovus Energy, Inc.	7,545	115,967
Chevron Corp.	1,158	166,370
Chord Energy Corp.	1,182	161,662
CNX Resources Corp. (1)	10,693	166,062
Comstock Resources, Inc. (1)	6,577	113,716
ConocoPhillips	1,533	156,887
Crescent Point Energy Corp.	15,676	96,564

	Shares	Value
Common Stocks — 99.7% (Continued)

Oil & Gas — 12.4% (Continued)
CVR Energy, Inc.	5,006	$145,074
Denbury, Inc. (1)	1,377	118,780
Devon Energy Corp.	2,198	132,166
Diamondback Energy, Inc.	934	112,510
Enerplus Corp.	6,466	91,623
EOG Resources, Inc.	673	75,194
EQT Corp.	2,916	118,827
Exxon Mobil Corp.	1,965	171,564
Hess Corp.	440	47,956
Imperial Oil Ltd.	3,984	172,388
Kosmos Energy Ltd. (1)	14,962	77,353
Marathon Oil Corp.	6,758	152,596
Marathon Petroleum Corp.	1,747	173,529
Murphy Oil Corp.	3,493	122,849
Occidental Petroleum Corp.	1,868	114,789
Ovintiv, Inc.	3,182	146,372
Phillips 66	1,932	155,951
Pioneer Natural Resources Co.	597	129,268
Suncor Energy, Inc.	5,989	168,590
Valero Energy Corp.	1,674	178,867
Vermilion Energy, Inc.	6,497	139,166
		4,136,121
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,094	43,890

Packaging & Containers — 1.6%
Amcor PLC	7,954	85,346
Berry Global Group, Inc. (1)	1,903	88,547
Crown Holdings, Inc.	807	65,391
Greif, Inc. - Class A	2,045	121,821
Packaging Corp. of America	312	35,034
Sealed Air Corp.	930	41,394
Westrock Co.	3,067	94,740
		532,273
Pharmaceuticals — 4.1%
AbbVie, Inc.	541	72,608
AbCellera Biologics, Inc. (1)	8,987	88,882
AmerisourceBergen Corp.	592	80,115
Bausch Health Companies, Inc. (1)	5,036	34,698
Bristol-Myers Squibb Co.	738	52,464
Cardinal Health, Inc.	1,408	93,886
Cigna Corp.	283	78,524
CVS Health Corp.	925	88,217
Jazz Pharmaceuticals PLC (1)	884	117,828
Johnson & Johnson	308	50,315

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

Gotham 1000 Value ETF

21

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)

Pharmaceuticals — 4.1% (Continued)
McKesson Corp.	131	$44,523
Merck & Co., Inc.	1,186	102,138
Organon & Co.	3,721	87,071
Pfizer, Inc.	3,964	173,465
Prestige Consumer Healthcare, Inc. (1)	1,178	58,700
Viatris, Inc.	17,043	145,206
		1,368,640
Pipelines — 1.4%
Cheniere Energy, Inc.	985	163,421
DT Midstream, Inc.	725	37,620
Equitrans Midstream Corp.	7,276	54,424
ONEOK, Inc.	1,220	62,513
Pembina Pipeline Corp.	4,342	131,867
		449,845
Private Equity — 0.7%
Blackstone, Inc.	724	60,599
Brookfield Asset Management, Inc. - Class A	2,375	97,114
The Carlyle Group, Inc.	2,391	61,783
		219,496
Real Estate — 1.1%
CBRE Group, Inc. - Class A (1)	557	37,603
Cushman & Wakefield PLC (1)	8,129	93,077
The Howard Hughes Corp. (1)	979	54,227
Jones Lang LaSalle, Inc. (1)	662	100,008
Tricon Residential, Inc.	7,543	65,247
		350,162
Real Estate Investment Trusts (REITs) — 0.9%
PotlatchDeltic Corp.	2,909	119,385
Rayonier, Inc.	1,633	48,941
Weyerhaeuser Co.	5,000	142,800
		311,126
Retail — 5.2%
Academy Sports & Outdoors, Inc.	1,113	46,946
AutoNation, Inc. (1)	1,279	130,292
AutoZone, Inc. (1)	15	32,129
Bath & Body Works, Inc.	1,663	54,214
Best Buy Co., Inc.	1,523	96,467
Casey’s General Stores, Inc.	293	59,338
Dick’s Sporting Goods, Inc.	501	52,425
Dillard’s, Inc. - Class A	312	85,101
Group 1 Automotive, Inc.	833	119,011
Lowe’s Companies, Inc.	440	82,636
Macy’s, Inc.	5,099	79,901

	Shares	Value
Common Stocks — 99.7% (Continued)

Retail — 5.2% (Continued)
McDonald’s Corp.	239	$55,147
Murphy USA, Inc.	467	128,383
Nordstrom, Inc.	6,209	103,877
O’Reilly Automotive, Inc. (1)	34	23,914
Papa John’s International, Inc.	189	13,232
Penske Automotive Group, Inc.	1,200	118,116
Restaurant Brands International, Inc.	1,122	59,668
Ross Stores, Inc.	572	48,202
Rush Enterprises, Inc. - Class A	607	26,623
The TJX Companies, Inc.	776	48,205
Ulta Beauty, Inc. (1)	50	20,060
Victoria’s Secret & Co. (1)	1,883	54,833
Walgreens Boots Alliance, Inc.	3,573	112,192
Williams-Sonoma, Inc.	784	92,394
		1,743,306
Savings & Loans — 0.6%
New York Community Bancorp, Inc.	12,231	104,330
Pacific Premier Bancorp, Inc.	2,979	92,230
		196,560
Semiconductors — 2.6%
Amkor Technology, Inc.	450	7,672
Applied Materials, Inc.	749	61,365
Broadcom, Inc.	144	63,937
Cirrus Logic, Inc. (1)	695	47,816
KLA Corp.	44	13,316
Lam Research Corp.	16	5,856
MaxLinear, Inc. (1)	311	10,145
Microchip Technology, Inc.	590	36,008
Micron Technology, Inc.	1,759	88,126
MKS Instruments, Inc.	615	50,824
NXP Semiconductors NV	507	74,788
ON Semiconductor Corp. (1)	8	499
Power Integrations, Inc.	861	55,379
Qorvo, Inc. (1)	1,157	91,877
QUALCOMM, Inc.	678	76,600
Semtech Corp. (1)	931	27,381
Silicon Laboratories, Inc. (1)	585	72,212
Synaptics, Inc. (1)	562	55,644
Teradyne, Inc.	166	12,475
Texas Instruments, Inc.	46	7,120
		859,040

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

Gotham 1000 Value ETF

22

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at September 30, 2022 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Software — 1.2%
ACI Worldwide, Inc. (1)	975	$20,377
Akamai Technologies, Inc. (1)	683	54,859
Concentrix Corp.	321	35,833
Dropbox, Inc. - Class A (1)	2,385	49,417
Fiserv, Inc. (1)	305	28,539
Open Text Corp.	1,284	33,949
SS&C Technologies Holdings, Inc.	1,710	81,653
Teradata Corp. (1)	3,047	94,640
		399,267
Telecommunications — 1.7%
AT&T, Inc.	6,122	93,911
BCE, Inc.	1,005	42,150
Cisco Systems, Inc.	2,237	89,480
Corning, Inc.	2,862	83,055
Iridium Communications, Inc. (1)	194	8,608
Lumen Technologies, Inc.	13,852	100,843
T-Mobile US, Inc. (1)	390	52,326
Verizon Communications, Inc.	1,793	68,080
Viavi Solutions, Inc. (1)	3,081	40,207
		578,660
Transportation — 3.2%
CSX Corp.	596	15,878
Expeditors International of Washington, Inc.	1,815	160,283
FedEx Corp.	760	112,837
Hub Group, Inc. - Class A (1)	700	48,286
Knight-Swift Transportation Holdings, Inc.	1,351	66,104
Landstar System, Inc.	681	98,316
Matson, Inc.	2,256	138,789
Norfolk Southern Corp.	245	51,364
Ryder System, Inc.	967	72,999
Schneider National, Inc. - Class B	2,939	59,662
Union Pacific Corp.	88	17,144
United Parcel Service, Inc. - Class B	650	105,001
XPO Logistics, Inc. (1)	2,433	108,317
		1,054,980
Total Common Stock
(Cost $36,902,825)		33,256,883

	Shares	Value
Short-Term Investments — 0.1%

Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 2.775% (2)	46,572	$46,572
Total Short-Term Investments
(Cost $46,572)		46,572

Total Investments in Securities — 99.8%
(Cost $36,949,397)		33,303,455
Other assets in excess of liabilities — 0.2%		64,736
Total Net Assets — 100.0%		$33,368,191

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of September 30, 2022.

(3)Does not round to 0.1% or (0.1)%, as applicable.

Gotham ETFs

23

The accompanying notes are an integral part of these financial statements.

	Gotham Enhanced 500 ETF		Gotham 1000 Value ETF

Assets:
Investments in securities, at value (Cost $316,380,986 and $36,949,397, respectively) (Note 2)	$272,269,597	(1)	$33,303,455
Foreign currency (Cost $- and $416, respectively)	—		411
Receivables:
Investment securities sold	—		382,205
Dividends and interest receivable	252,851		41,018
Securities lending income, net (Note 5)	1,671		—
Total assets	272,524,119		33,727,089

Liabilities:
Collateral received for securities loaned (Note 5)	10,143,857		—
Payables:
Investment securities purchased	—		345,487
Management fees (Note 4)	116,362		13,411
Total liabilities	10,260,219		358,898
Net Assets	$262,263,900		$33,368,191

Components of Nets Assets:
Paid-in capital	$313,522,425		$37,182,685
Total distributable (accumulated) earnings (losses)	(51,258,525)		(3,814,494)
Net assets	$262,263,900		$33,368,191

Net Asset Value (unlimited shares authorized):
Net assets	$262,263,900		$33,368,191
Shares of beneficial interest issued and outstanding	13,325,000		2,000,000
Net asset value	$19.68		$16.68

(1)Includes loaned securities with a value of $9,786,802.

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2022

Gotham ETFs

24

The accompanying notes are an integral part of these financial statements.

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF (1)

Investment Income:
Dividend income (net of foreign withholding tax of $193 and $5,110, respectively)	$3,918,133	$180,693
Securities lending income, net (Note 5)	13,591	—
Interest income	2,558	252
Total investment income	3,934,282	180,945

Expenses:
Management fees (Note 4)	1,503,058	43,282
Total expenses	1,503,058	43,282
Less: Management fee waiver (Note 4)	(346,860)	(9,988)
Net expenses	1,156,198	33,294
Net investment income (loss)	2,778,084	147,651

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(9,445,576)	(316,005)
Change in net unrealized appreciation/depreciation on:
Investments	(44,142,309)	(3,646,134)
Foreign Currency Transactions	—	(6)
Net realized and unrealized gain (loss) on investments	(53,587,885)	(3,962,145)
Net increase (decrease) in net assets resulting from operations	$(50,809,801)	$(3,814,494)

(1)The Fund commenced operations on June 7, 2022. The information presented is from June 7, 2022 to September 30, 2022.

STATEMENTS OF OPERATIONS For the Periods Ended September 30, 2022

Gotham Enhanced 500 ETF

25

The accompanying notes are an integral part of these financial statements.

	Year Ended September 30, 2022	Period Ended September 30, 2021 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$2,778,084	$256,358
Net realized gain (loss) on investments	(9,445,576)	(119,242)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(44,142,309)	30,920
Net increase (decrease) in net assets resulting from operations	(50,809,801)	168,036

Distributions to Shareholders:
Net distributions to shareholders	(616,760)	—

Capital Share Transaction:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	225,891,940	87,630,485
Total increase (decrease) in net assets	174,465,379	87,798,521

Net Assets:
Beginning of year/period	87,798,521	—
End of year/period	$262,263,900	$87,798,521

(1)The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to September 30, 2021.

(2)Summary of share transactions is as follows:

	Year Ended September 30, 2022		Period Ended September 30, 2021 (1)
	Shares	Value	Shares	Value
Shares sold	9,525,000	$225,891,940	3,800,000	$87,630,485
Shares redeemed	—	—	—	—
Net increase (decrease)	9,525,000	$225,891,940	3,800,000	$87,630,485

STATEMENTS OF CHANGES IN NET ASSETS

Gotham 1000 Value ETF

26

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended September 30, 2022 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$147,651
Net realized gain (loss) on investments	(316,005)
Change in net unrealized appreciation/depreciation on investments	(3,646,140)
Net increase (decrease) in net assets resulting from operations	(3,814,494)

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transaction:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	37,182,685
Total increase (decrease) in net assets	33,368,191

Net Assets:
Beginning of period	—
End of period	$33,368,191

(1)The Fund commenced operations on June 7, 2022. The information presented is from June 7, 2022 to September 30, 2022.

(2)Summary of share transactions is as follows:

	Period Ended September 30, 2022 (1)
	Shares	Value
Shares sold	2,000,000	$37,182,555
Shares redeemed	—	—
Variable fees	—	130
Net increase (decrease)	2,000,000	$37,182,685

Gotham Enhanced 500 ETF

27

The accompanying notes are an integral part of these financial statements.

	Year Ended September 30, 2022	Period Ended September 30, 2021 (1)

Net asset value, beginning of year/period	$23.10	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.28	0.19
Net realized and unrealized gain (loss) on investments	(3.64)	2.91
Total from investment operations	(3.36)	3.10

Less Distributions:
From net investment income	(0.06)	—
Total distributions	(0.06)	—

Net asset value, end of year/period	$19.68	$23.10
Total Return (4)	(14.62)%	15.53	%(3)

Ratios / Supplemental Data:
Net assets, end of year/period (millions)	$262.3	$87.8
Portfolio turnover rate	59%	36	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.65%	0.65	%(5)
After management fees waived	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.05%	0.92	%(5)
After management fees waived	1.20%	1.07	%(5)

(1)The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to September 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Data.

(5)Annualized.

FINANCIAL HIGHLIGHTS

Gotham 1000 Value ETF

28

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Period Ended September 30, 2022 (1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.13
Net realized and unrealized gain (loss) on investments	(3.45)
Total from investment operations	(3.32)

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$16.68
Total Return (3)(4)	(16.58)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$33.4
Portfolio turnover rate (3)	52%
Ratio of expenses to average net assets
Before management fees waived (5)	0.65%
After management fees waived (5)	0.50%
Ratio of net investment income (loss) to average net assets
Before management fees waived (5)	2.07%
After management fees waived (5)	2.22%

(1)The Fund commenced operations on June 7, 2022. The information presented is from June 7, 2022 to September 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Data.

(5)Annualized.

Gotham ETFs

29

Note 1 – Organizational

The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Gotham Enhanced 500 ETF commenced operations on December 28, 2020 and the Gotham 1000 Value ETF commenced operations on June 7, 2022.

The investment objective of each Fund is to seek long-term capital appreciation.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), subject to oversight by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS September 30, 2022

Gotham ETFs

30

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2022:

Gotham Enhanced 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$261,674,042	$—	$—	$261,674,042
Short-Term Investments	—	451,698	—	—	451,698
Investments Purchased With Collateral From Securities Lending (2)	10,143,857	—	—	—	10,143,857
Total Investments in Securities	$10,143,857	$262,125,740	$—	$—	$272,269,597

Gotham 1000 Value ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$33,256,883	$—	$—	$33,256,883
Short-Term Investments	46,572	—	—	46,572
Total Investments in Securities	$33,303,455	$—	$—	$33,303,455

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of September 30, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to

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31

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Continued)

shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of that Fund’s net assets, that Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements.

•In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820):Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new

Gotham ETFs

32

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Continued)

disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

K.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to adjustments for redemptions in-kind. For the period ended September 30, 2022 the Funds did not make any adjustments.

The Funds may realize net capital gains resulting from in-kind redemptions, in which shareholders exchange Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they would be reclassified from undistributed gains to paid-in capital. During the period ended September 30, 2022, the Funds did not realize any net capital gains resulting from in-kind redemptions.

Note 3 – Principal Investment Risks

A.Database Error Risk. The investment strategies used by the Gotham Asset Management, LLC (the “Sub-Adviser”), rely on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Funds acquiring or selling investments based on incorrect information.

B.Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

C.Exchanged Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Gotham ETFs

33

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Continued)

•Trading. Shares are listed on the NYSE Arca, Inc. (the “Exchange”), and although Shares may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

D.General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

E.High Portfolio Turnover Risk (Gotham 1000 Value ETF Only). The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

F.Large-Capitalization Investing Risk The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

G.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

H.Mid-Capitalization Investing Risk (Gotham 1000 Value ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

I.Systems Risk. The Funds depend on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor each Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Funds.

J.Value Style Risk. The Sub-Adviser intends to buy securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. The Funds’ performance may be negatively affected if the Sub-Adviser determines (or otherwise needs) to sell a value stock before the market recognizes the stock’s full value.

Note 4 – Commitments and Other Related Party Transactions

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions.

Gotham ETFs

34

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Continued)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee	Management Fee After Waiver
Gotham Enhanced 500 ETF	0.65%	0.50%
Gotham 1000 Value ETF	0.65%	0.50%

The Adviser has contractually agreed to a reduced unitary Management Fee for the Gotham Enhanced 500 ETF to 0.50% until at least December 31, 2023 and agreed to reduce its Management Fee for the Gotham 1000 Value ETF to 0.50% until at least January 31, 2024 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees for the period ended September 30, 2022 are disclosed in the Statements of Operations.

Out of each Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Gotham Asset Management, LLC serves as sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.50% of each Fund’s average daily net assets.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Gotham Enhanced 500 ETF. The Gotham 1000 Value ETF did not have any securities lending activity as of September 30, 2022.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

Gotham ETFs

35

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Continued)

Note 5 – Securities Lending

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The Gotham 1000 Value ETF did not participate in securities lending during the period. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Gotham Enhanced 500 ETF. The Gotham Enhanced 500 ETF receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Gotham Enhanced 500 ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Gotham Enhanced 500 ETF. The Gotham Enhanced 500 ETF has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of September 30, 2022, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham Enhanced 500 ETF	$9,786,802	$10,143,857	3.7%

As of September 30, 2022, the Gotham Enhanced 500 ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Gotham Enhanced 500 ETF could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Gotham Enhanced 500 ETF bears the risk of loss associated with the investment of cash collateral received.

During the period ended September 30, 2022, the Gotham Enhanced 500 ETF loaned securities that were collateralized by cash. The cash collateral received was invested in in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Statements of Operations.

The Gotham Enhanced 500 ETF is not subject to a master netting agreement with respect to its participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

Note 6 – Purchase and Sales of Securities

For the period ended September 30, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$154,636,017	$133,359,076
Gotham 1000 Value ETF	13,624,646	12,812,404

For the period ended September 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended September 30, 2022, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$206,430,069	$—
Gotham 1000 Value ETF	36,410,272	—

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36

NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Continued)

Note 7 – Income Taxes And Distributions To Shareholders

The tax character of distributions paid during the periods ended September 30, 2022 and September 30, 2021 was as follows:

Fund	Distributions paid from:	September 30, 2022	September 30, 2021
Gotham Enhanced 500 ETF	Ordinary income	$614,820	$—
Gotham Enhanced 500 ETF	Capital Gains	1,940	—
Gotham 1000 Value ETF	Ordinary income	—	—

As of the period ended September 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF
Cost of investments (1)	$320,618,797	$37,388,035
Gross tax unrealized appreciation	9,069,691	391,097
Gross tax unrealized depreciation	(57,418,891)	(4,475,875)
Net tax unrealized appreciation (depreciation)	(48,349,200)	(4,084,778)
Undistributed ordinary income (loss)	2,442,637	268,435
Undistributed long-term capital gain (loss)	—	1,849
Total distributable earnings	2,442,637	270,284
Other accumulated gain (loss)	(5,351,962)	—
Total accumulated gain (loss)	$(51,258,525)	$(3,814,494)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of September 30, 2022, the Gotham Enhanced 500 ETF had short-term and long-term capital loss carryovers of $5,025,728 and $326,234, respectively. The Gotham 1000 Value ETF did not have any capital loss carryovers as of September 30, 2022. As of September 30, 2022, the Funds did not have any late year losses.

Note 8 – Share Transactions

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

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NOTES TO FINANCIAL STATEMENTS September 30, 2022 (Continued)

Note 9 – Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

Note 10 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective November 1, 2022, Daniel Carlson resigned as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, was appointed Senior Vice President of the Trust, and continues to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich was appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Gotham Enhanced 500 ETF and
Gotham 1000 Value ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Gotham Enhanced 500 ETF and Gotham 1000 Value ETF (collectively the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of September 30, 2022, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Tidal ETF Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Gotham Enhanced 500 ETF	For the year ended September 30, 2022	For the year ended September 30, 2022 and for the period December 28, 2020 (commencement of operations) to September 30, 2021	For the year ended September 30, 2022 and for the period December 28, 2020 (commencement of operations) to September 30, 2021
Gotham 1000 Value ETF	For the period June 7, 2022 (commencement of operations) to September 30, 2022	For the period June 7, 2022 (commencement of operations) to September 30, 2022	For the period June 7, 2022 (commencement of operations) to September 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 23, 2022

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As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 1, 2022 to September 30, 2022 for the Gotham Enhanced 500 ETF and from June 7, 2022 (commencement of operations) to September 30, 2022 for the Gotham 1000 Value ETF. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 1, 2022 to September 30, 2022 for the Gotham Enhanced 500 ETF and from June 7, 2022 to September 30, 2022, for the Gotham 1000 Value ETF.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Gotham Enhanced 500 ETF

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Period April 1, 2022 – September 30, 2022 (1)
Actual	$1,000.00	$801.60	$2.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.56	$2.54

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

Gotham 1000 Value ETF

	Beginning Account Value June 7, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Period June 7, 2022 – September 30, 2022 (2)
Actual	$1,000.00	$834.20	$1.46

(2)The actual expenses are equal to the Fund’s annualized net expense ratio for the most recent period of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period from June 7, 2022 to September 30, 2022, the commencement of operations date to the end of the period).

EXPENSE EXAMPLES September 30, 2022 (Unaudited)

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EXPENSE EXAMPLES September 30, 2022 (Unaudited) (Continued)

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Period April 1, 2022 – September 30, 2022 (3)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.56	$2.54

(3)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six-month period).

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TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016-2018).	35	None
Dusko Culafic c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	35	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (since 2022), Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017- 2019), Credijusto (financial technology company); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	35	None
Interested Trustee and Executive Officer
Eric W. Falkeis (2) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).	35

Trustee, Tidal ETF Trust II (1 series) (since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (25 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

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TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1955	Senior Vice President and AML Compliance Officer	Senior Vice President since 2022, Indefinite term; AML Compliance Officer since 2018, Indefinite term	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (since 2012), Toroso Investments, LLC.	Not Applicable	Not Applicable
Aaron J. Perkovich c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022

Fund Administration Manager, Tidal ETF Services LLC (since 2022); Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Compliance Advisor, Toroso Investments, LLC (since 2022); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on May 26, 2022 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Gotham 1000 Value ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Fund. The Board also considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the Sub-Adviser and other service providers to the Fund, monitoring compliancewith various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that at inception, the Adviser will be responsible for trade execution for the Fund and the Sub-Adviser will be responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Gotham Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the investment decision-making for the Fund would be performed by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to peer groups. The Board noted that the Fund was compared to a peer group of ETFs in the U.S. fund large blend fund category. The Board also considered that the Fund was also compared to a customized peer group of ETFs prepared by the Adviser that the Adviser considered to be a representative sample of peer group competitors for the Fund. The Board further noted that the Adviser would contractually agree to an advisory fee waiver that reduces the Fund’s unitary fee from 0.65% to 0.50% of the Fund’s average daily net assets through at least January 31, 2024.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Gotham Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Gotham Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on May 26, 2022, the Board also considered the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Gotham Asset Management, LLC, the Fund’s proposed sub-adviser (the “Sub-Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and the Independent Trustees, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographic information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board also considered the qualifications, experience and responsibilities of Joel Greenblatt and Robert Goldstein, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not currently manage client accounts that utilize a strategy similar to the strategy that is to be employed by Fund, although the Sub-Adviser does manage the strategy in a proprietary account.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for the Fund’s portfolio investment decisions, subject to the supervision of the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Gotham Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.Cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Gotham Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Gotham Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.Extent of economies of scale as the Fund grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Gotham Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Gotham Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Gotham ETFs

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In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Gotham Enhanced 500 ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

The Gotham 1000 Value ETF commenced operations on June 7, 2022 and was not a part of the Report but has adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Gotham ETFs

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QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended September 30, 2022 for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF was 58.53% and 0.00%, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended September 30, 2022 for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF was 58.53% and 0.00%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended September 30, 2022 for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF was 0.00% and 0.00%, respectively.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 998-4779 or by accessing the Funds’ website at www.GothamETFs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (855) 998-4779 or by accessing the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.GothamETFs.com. The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT are available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.GothamETFs.com.

Information About the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.GothamETFs.com.

OTHER INFORMATION (Unaudited)

Investment Adviser

Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser

Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, New York 10022

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.

Custody Operations

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services, LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Gotham Enhanced 500 ETF	GSPY	886364835
Gotham 1000 Value ETF	GVLU	886364520

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Gotham Enhanced 500 ETF

	FYE 09/30/2022	FYE 09/30/2021
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,500
All Other Fees	N/A	N/A

Gotham 1000 Value ETF

	FYE 09/30/2022	FYE 09/30/2021
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 09/30/2022	FYE 09/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 09/30/2022	FYE 09/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title) )	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 3, 2022

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 3, 2022

* Print the name and title of each signing officer under his or her signature.